                                   [AMF LOGO]

                          ASSET MANAGEMENT FUND, INC.
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                          ASSET MANAGEMENT FUND, INC.

                                 ANNUAL REPORT
                                OCTOBER 31, 1998

--------------------------------------------------------------------------------

                               CHAIRMAN'S MESSAGE

December 10, 1998

Dear AMF Shareholders:

  The directors and officers of the Asset Management Fund, Inc. are pleased to present this annual report for the twelve months ending October 31, 1998.

  The unfolding crisis in Asia, Russia, and the developing world was the dominant issue confronting the bond market over the course of the last fiscal year. While the economy continued to grow briskly throughout this period, investor sentiment waffled from being certain, at one time, that the economy was on its way to overheating to, at another time, believing that the events overseas were about to plunge the economy into recession. Consequently, the bond market spent most of the year trading in a relatively narrow range, albeit with an upward bias, as market participants, including the Fed, were trying to clarify their views.

  As conditions in Japan and the Far East worsened, treasury bond prices moved to new high ground in June of 1998, subsequently rising again in late August as Russia began to swoon. The advance continued to accelerate throughout September and early October as hedge funds and other leveraged investors were brought to task and the Fed initiated two 25 basis point cuts in the Fed Funds rate in an attempt to normalize spreads and facilitate liquidity. Since the underlying theme of the rally was a flight to safety and liquidity, the primary benefactor was the treasury market. All other classes of securities, including pass throughs, CMOs, ARMs, and asset-backeds, were left behind.

  This past year has been one of the most difficult and challenging we have witnessed in a long time. Usually, its enough to be right on the direction of interest rates, but this time around, it was critical that a portfolio be positioned in the right securities on the right portion of the yield curve at the right time. In this environment, the ability to engage in active portfolio management was a critical necessity for the portfolio manager who hoped to produce superior returns, much less to escape disaster. We believe that the AMF portfolios served their investors admirably and offer, for your review, a brief comment about each portfolio on the following pages.

  We thank you, our shareholders, for your continued participation and remind you that our portfolio management team is always at your disposal. We encourage shareholders to call us direct regarding any questions or concerns you might have or just to chat about current market conditions.

Sincerely,

Rodger D. Shay
Chairman

--------------------------------------------------------------------------------

ASSET MANAGEMENT FUND, INC. REVIEW

  The AMF portfolios were positioned throughout the year so as to minimize the damage from rapid prepayments and in a fashion that paid greater than normal attention to changes in the shape of the yield curve and sector allocation.

  At the Fund's year end (October 31, 1998), the ARM portfolio had an overall five-star risk adjusted rating from the Morningstar Mutual Fund Service*, while the other three portfolios (money market funds are not rated) each carried overall four-star ratings, all in the Taxable Fixed Income category. The number of funds within the category as of October 31, 1998 was 1,499, 954, and 355 for the three, five, and ten year periods, respectively.

  Looking forward, we believe the elements are in place that would produce a less volatile bond market with stable to declining rates. The major uncertainty continues to be the extent to which the economic slow down overseas will impact our domestic economy but, whatever the result, we feel that low inflation and somewhat less intimidating mortgage prepayments provide a firm underpinning.

  SHORT U.S. GOVERNMENT PORTFOLIO - This portfolio produced an overall return of 7.08% for the year and an average daily yield for the year of 5.82%. The Portfolio benefited from having a large treasury component as flight to quality investors flocked to the short end of the treasury curve.

  ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO - ARM prepayments accelerated as the market rallied and the yield curve flattened. This served to push ARM prices lower through the course of the year, which is why the Portfolio's overall return of 5.00% was less than its average daily yield of 5.67%.

  Panic selling of ARMs by leveraged investors in September and October of 1998 gave the portfolio an opportunity to substantially increase its commitment to 1 yr CMT ARMs at historically cheap levels. We believe this will be of significant benefit to shareholders in the future.

  INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO - The overall return of this portfolio for the year was 7.18% and its average daily yield over the year was 6.55%.

  While this Fund did well within its mortgage peer group, mortgages did not do as well, overall, as equivalent duration treasury portfolios.

  U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO - This portfolio had an overall return of 7.58% and an average yield of 6.74% for the year.
--------------------------------------------------------------------------------
*Morningstar risk adjusted ratings are calculated based on a fund's three, five, and ten year total returns in excess of the 90 day Treasury bill return, including loads and redemption fees, adjusted by a risk factor reflecting the funds total returns below the 90 day Treasury bill. The top 10% and the next 22.5% of the funds within a given category receive five-star and four-star ratings, respectively. Past performance is no guarantee of future results.

--------------------------------
                      INVESTMENT
                      COMPARISON

Comparison of change in value of
$10,000 investment for the years
                ended October 31

--------------------------------------------------------------------------------

SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO

                    [GRAPH]

              Short U.S. Govt. Sec.
-----------------------------------------------
                Short U.S.           Lehman
                  Gov't             Short U.S.
    1988            10,000              10,000
    1989            10,852              10,945
    1990            11,739              11,913
    1991            13,072              13,390
    1992            14,212              14,480
    1993            15,092              15,318
    1994            15,235              15,496
    1995            16,598              16,754
    1996            17,426              17,756
    1997            18,479              18,907
    1998            19,788              20,353

This graph compares the performance of the Short U.S. Government Securities Portfolio to the Lehman Short Government 1-3 Year Index, showing returns for U.S. Government and agency securities.

--------------------------------------------------------------------------------

Short U.S. Government Securities Portfolio Average Annual Return


           One       Five      Ten
           Year      Year     Year
        -----------------------------
          7.08%     5.57%    7.15%

--------------------------------------------------------------------------------

ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO

                  [GRAPH]


               ARM Portfolio
---------------------------------------------
                                   Lehman
                ARM                 ARM
    1990         10,000              10,000
    1991         10,090              10,090
    1992         10,600              10,680
    1993         11,104              11,264
    1994         11,330              11,292
    1995         12,239              12,444
    1996         13,006              13,321
    1997         13,871              14,321
    1998         14,565              15,208

This graph compares the performance of the Adjustable Rate Mortgage (ARM) Portfolio to the Lehman Adjustable Rate Mortgage Index, showing returns for all agency ARM securities.

--------------------------------------------------------------------------------

Adjustable Rate Mortgage (ARM) Portfolio Average Annual Return

          One        Five         From
          Year       Year      Inception(*)
       -------------------------------------
         5.00%       5.58%        5.42%

       * From September 18, 1991
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

--------------------------------
                      INVESTMENT
                      COMPARISON

Comparison of change in value of
$10,000 investment for the years
                ended October 31

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO

                  [GRAPH]

          Intermediate Mtge. Securities
    -----------------------------------------
                Inter.              Lehman
                Mort.              Mortgage
    1988          10,000              10,000
    1989          11,061              11,120
    1990          11,411              12,062
    1991          13,285              14,101
    1992          14,578              15,250
    1993          15,702              16,453
    1994          15,606              16,210
    1995          17,264              18,578
    1996          18,097              19,864
    1997          19,526              21,676
    1998          20,929              23,258

This graph compares the performance of the Intermediate Mortgage Securities Portfolio to the Lehman U.S. Mortgage Index, showing all agency mortgage-backed securities.

--------------------------------------------------------------------------------

Intermediate Mortgage Securities Portfolio Average Annual Return

        One       Five      Ten
        Year      Year      Year
     ------------------------------
       7.18%      5.79%     7.67%

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

                    [GRAPH]

          U.S. Gov't Mortgage Securities
    ------------------------------------------
                U.S. Gov't           Lehman
                Mortgage            Mortgage
    1988          10,000               10,000
    1989          11,035               11,120
    1990          11,877               12,062
    1991          13,776               14,101
    1992          14,867               15,250
    1993          16,015               16,453
    1994          15,724               16,210
    1995          17,669               18,578
    1996          18,664               19,864
    1997          20,319               21,676
    1998          21,858               23,258

This graph compares the performance of the U.S. Government Mortgage Securities Portfolio to the Lehman U.S. Mortgage Index, showing all agency mortgage-backed securities.

--------------------------------------------------------------------------------

U.S. Government Mortgage Securities Portfolio Average Annual Return

        One       Five      Ten
        Year      Year      Year
     ------------------------------
       7.58%      6.42%     8.14%


--------------------------------------------------------------------------------

Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..................................      97.1%
  Federal Home Loan Bank* -- weekly reset
       4.52%                                                        11/03/98   $ 5,500   $ 5,497,353
       4.61%                                                        11/04/98     8,300     8,295,369
                                                                                         -----------
                                                                                          13,792,722
  Freddie Mac -- discount notes
       5.42%                                                        11/02/98    26,000    25,996,086
  Student Loan Marketing Association* -- weekly
     reset
       4.65%                                                        11/03/98     2,000     2,000,000
       4.62%                                                        11/03/98     5,000     4,992,783
       4.36%                                                        11/03/98     5,000     4,999,844
       4.30%                                                        11/03/98     5,000     4,972,088
                                                                                         -----------
                                                                                          16,964,715
                                                                                         -----------
     TOTAL AGENCY OBLIGATIONS
          (Cost $56,753,523)                                                              56,753,523
REPURCHASE AGREEMENT................................       2.8%
  Lanston (Aubrey G.) & Co., Inc.
       5.35% (Agreement dated 10/30/98, to be
     repurchased at $1,661,741 on 11/02/98;
     collateralized by $1,604,000 U.S. Treasury
     Notes, 6.25%, due 05/31/00. The market value of
     the collateral is $1,692,297.)
          (Cost $1,661,000)                                         11/02/98     1,661     1,661,000
                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES.....................      99.9%
          (Cost $58,414,523)**                                                            58,414,523
OTHER ASSETS IN EXCESS OF LIABILITIES...............       0.1%                               30,243
                                                                                         -----------
Net Assets applicable to 58,441,611 Shares of Common
  Stock issued and outstanding......................     100.0%                          $58,444,766
                                                                                         ===========
Net Asset Value, offering and redemption price per
  share ($58,444,766 / 58,441,611)                                                             $1.00
                                                                                              ------
                                                                                              ------

--------------------------------------------------------------------------------
 *Variable Rate Obligations -- The interest rate shown is the rate at October
  31, 1998 and the maturity date shown represents the next interest rate readjustment date.

**Aggregate cost for Federal income tax purposes is identical.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                  PAR
                                                        ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.............      21.6%
  Collateralized Mortgage Obligations
     Freddie Mac
       5.10%                                                       04/15/17   $ 5,214   $  5,189,440
       5.00%                                                       04/25/19     4,000      3,916,875
                                                                                        ------------
                                                                                           9,106,315
  Pass Throughs
     Freddie Mac Gold
       5.50%                                                       05/01/03     5,635      5,651,019
       6.00%                                                       04/01/05     4,908      4,946,007
       6.00%                                                       09/01/13     4,911      4,932,908
                                                                                        ------------
                                                                                          15,529,934
                                                                                        ------------
     TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
          (Cost $24,409,006)                                                              24,636,249
U.S. TREASURY OBLIGATIONS..........................      64.5%
  U.S. Treasury Notes
       7.125%                                                      09/30/99    15,000     15,353,906
       7.750%                                                      11/30/99    15,000     15,525,000
       6.375%                                                      05/15/00     6,000      6,185,625
       5.500%                                                      05/31/00     5,000      5,093,750
       6.125%                                                      07/31/00     5,000      5,157,031
       6.000%                                                      08/15/00     6,000      6,180,000
       6.500%                                                      08/31/01     8,000      8,455,000
       6.625%                                                      04/30/02     6,000      6,428,438
       6.500%                                                      05/31/02     5,000      5,346,094
                                                                                        ------------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $71,250,549)                                                              73,724,844
AGENCY OBLIGATIONS.................................      11.6%
  Fannie Mae
       5.75%                                                       04/15/03     3,000      3,115,781
  Freddie Mac -- discount notes
       5.42%                                                       11/02/98     7,000      6,998,946
  Freddie Mac
       5.75%                                                       07/15/03     3,000      3,114,844
                                                                                        ------------
          (Cost $13,120,596)                                                              13,229,571
----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                  PAR
                                                        ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT...............................       1.4%
  Lanston (Aubrey G.) & Co., Inc.
       5.35% (Agreement dated 10/30/98, to be
     repurchased at $1,576,703 on 11/02/98;
     collateralized by $1,522,000 U.S. Treasury
     Notes, 6.25%, due 05/31/00. The market value
     of the collateral is $1,605,783.)
          (Cost $1,576,000)                                        11/02/98    $1,576   $  1,576,000
                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES....................      99.1%
  (Cost $110,356,151)*                                                                   113,166,664
OTHER ASSETS IN EXCESS OF LIABILITIES..............       0.9%                             1,073,814
                                                                                        ------------
Net Assets applicable to 10,711,884 Shares of
  Common Stock issued and outstanding..............     100.0%                          $114,240,478
                                                                                        ------------
                                                                                        ------------
Net Asset Value, offering and redemption price per
  share ($114,240,478 / 10,711,884)                                                           $10.66
                                                                                             -------
                                                                                             -------

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $110,358,334. At October 31, 1998, the net unrealized appreciation for tax purposes for all securities of $2,808,330 consists of gross unrealized appreciation of $2,817,200 and gross unrealized depreciation of ($8,870).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*................................     72.2%
Treasury Based ARMS..................................     39.2%
  Fannie Mae
       7.64%                                                        11/01/27   $33,455   $ 33,852,162
       6.25%                                                        07/01/28     7,190      7,255,238
       7.58%                                                        10/01/28    34,763     35,295,154
       7.52%                                                        10/01/28    36,015     36,509,963
  Freddie Mac
       7.38%                                                        05/01/23     9,041      9,196,001
       7.53%                                                        10/01/24    23,211     23,500,895
       7.56%                                                        03/01/25    10,494     10,638,407
       6.18%                                                        03/15/25    55,526     55,664,380
       7.61%                                                        03/01/27    31,106     31,504,209
  Chase 1990-EA1
       7.13%                                                        11/25/20     8,816      8,816,423
  Citicorp 1992-18 CL A-1
       7.06%                                                        10/25/22    30,701     31,066,017
  CMC Securities Corp. 1993-2H A1
       7.38%                                                        09/25/23    13,015     13,079,612
  Fund America 1993A CL A-1
       7.41%                                                        06/25/23    13,260     13,429,644
  Housing Securities, Inc. 1992 SL-1 CL A-1
       7.89%                                                        05/25/16    20,164     20,819,575
  Resolution Trust Corp. Series 1995-2 A-3
       6.79%                                                        05/25/29    20,385     20,442,431
                                                                                         ------------
          (Cost $350,529,236)                                                             351,070,111
Certificates of Deposit Based ARMS...................      5.0%
  Fannie Mae
       7.08%                                                        01/01/22     7,334      7,443,551
       6.99%                                                        10/01/22     7,240      7,349,019
       7.08%                                                        12/01/22     8,778      8,909,834
       7.42%                                                        02/01/23     4,959      5,051,769
       7.04%                                                        09/01/23     7,110      7,217,006
  Sears Mortgage 1992-16
       7.37%                                                        10/25/22     8,931      8,955,923
                                                                                         ------------
          (Cost $44,624,064)                                                               44,927,102
-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
-----------------------------------------------------------------------------------------------------
London Interbank Offering Rate (LIBOR)
  Based ARMS.........................................     18.8%
  Fannie Mae
       6.08%                                                        11/25/23   $25,315   $ 25,378,043
       5.89%                                                        09/25/28    15,372     15,415,483
  Freddie Mac
       5.81%                                                        12/15/23    18,364     18,271,777
       7.70%                                                        02/01/26    14,430     14,655,143
       7.59%                                                        05/01/26     9,517      9,654,010
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-6
       7.22%                                                        07/25/22    28,592     28,976,156
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-9
       7.21%                                                        10/25/22    26,673     26,972,867
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1994-5
       7.95%                                                        04/25/24     3,498      3,532,864
  Morserv Inc. 1996-2 1A1
       6.58%                                                        11/25/26    21,758     21,825,551
  Residential Funding Mortgage Securities 1996-S23
       6.21%                                                        11/25/26     3,823      3,824,355
                                                                                         ------------
          (Cost $168,019,328)                                                             168,506,249
Cost of Funds Index Based ARMS.......................      9.2%
  Fannie Mae
       5.88%                                                        02/25/08    12,980     12,898,761
       5.78%                                                        06/25/12     4,000      3,963,750
       5.71%                                                        08/25/20     5,184      5,161,580
       6.14%                                                        08/01/29    23,741     23,971,356
       6.14%                                                        05/01/36    28,835     29,114,597
  Freddie Mac
       5.81%                                                        02/15/24     7,236      7,204,812
                                                                                         ------------
          (Cost $81,682,461)                                                               82,314,856
                                                                                         ------------
          TOTAL ADJUSTABLE RATE
            MORTGAGE-RELATED SECURITIES
               (Cost $644,855,089)                                                        646,818,318
-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
-----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-
  RELATED SECURITIES.................................     19.9%
Collateralized Mortgage Obligations
  Fannie Mae
       5.75%                                                        07/25/05   $14,593   $ 14,586,472
       5.75%                                                        06/25/06     6,784      6,785,778
       6.00%                                                        12/25/15     9,598      9,611,811
  Freddie Mac
       6.50%                                                        01/15/04    17,300     17,345,953
       6.25%                                                        08/17/12     9,058      9,061,213
       6.25%                                                        02/15/13    14,940     14,944,601
       6.30%                                                        06/25/13    18,760     18,765,714
  ABN Amro Mortgage Corp. 1998-1 A3
       7.00%                                                        04/25/28    11,208     11,218,954
  CMC Securities Corp. 1993-E S5
       6.00%                                                        11/25/08    13,372     13,386,804
  Prudential Home Mortgage Services 1996-4
       6.50%                                                        04/25/26    11,774     11,755,701
  Prudential Home Mortgage Services 1996-6
       6.00%                                                        05/25/26     7,752      7,749,659
Pass Throughs
  Freddie Mac
       7.00%                                                        03/01/12     7,868      8,027,901
       6.00%                                                        08/01/13     9,905      9,948,127
       6.00%                                                        09/01/13    12,821     12,877,591
       8.00%                                                        06/01/14     3,788      3,837,536
       9.25%                                                        01/01/17     4,930      5,253,687
      10.50%                                                        12/01/20     2,918      3,188,085
                                                                                         ------------
          TOTAL FIXED RATE MORTGAGE-
            RELATED SECURITIES
               (Cost $177,068,961)                                                        178,345,587
-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................      6.2%
  Freddie Mac -- discount notes
       5.42%                                                        11/02/98   $45,000   $ 44,993,225
  Freddie Mac
       5.75%                                                        07/15/03    10,000     10,382,812
                                                                                         ------------
          (Cost $55,129,879)                                                               55,376,037
REPURCHASE AGREEMENT.................................      1.1%
  Lanston (Aubrey G. ) & Co., Inc.
       5.35% (Agreement dated 10/30/98, to be
     repurchased at $9,890,408 on 11/02/98;
     collateralized by $9,252,000 U.S. Treasury
     Notes, 6.25%, due 02/15/03. The market value of
     the collateral is $10,048,225.)
          (Cost $9,886,000)                                         11/02/98     9,886      9,886,000
                                                                                         ------------
TOTAL INVESTMENTS IN SECURITIES......................     99.4%
  (Cost $886,939,929)**                                                                   890,425,942
OTHER ASSETS IN EXCESS OF LIABILITIES................      0.6%                             5,123,783
                                                                                         ------------
Net Assets applicable to 90,393,447 Shares of Common
  Stock issued and outstanding.......................    100.0%                          $895,549,725
                                                                                         ------------
                                                                                         ------------
Net Asset Value, offering and redemption price per
  share ($895,549,725 / 90,393,447)                                                             $9.91
                                                                                               ------
                                                                                               ------
-----------------------------------------------------------------------------------------------------

 * The interest rates shown are the rates at October 31, 1998.

** Aggregate cost for Federal income tax purposes is identical. At October 31, 1998, the net unrealized appreciation for tax purposes for all securities of $3,486,013 consists of gross unrealized appreciation of $3,649,461 and gross unrealized depreciation of ($163,448).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED
  SECURITIES.........................................    83.8%
Collateralized Mortgage Obligations
  Freddie Mac
      5.00%                                                         04/25/19   $ 4,000   $ 3,916,875
  ABN Amro Mortgage Corp. 1998-1 A3
      7.00%                                                         04/25/28     2,989     2,991,721
                                                                                         -----------
                                                                                           6,908,596
Pass Throughs
  Fannie Mae
      6.50%                                                         05/01/08     7,188     7,294,603
      7.00%                                                         04/01/12     2,178     2,211,174
                                                                                         -----------
                                                                                           9,505,777
  Freddie Mac Gold
      6.00%, due 04/01/05                                                        4,864     4,901,740
      7.50%, due 01/01/10 to 07/01/11                                           19,058    19,570,218
      6.50%, due 02/01/12 to 10/01/12                                           23,580    23,926,165
      6.00%, due 02/01/13 to 09/01/13                                           18,385    18,465,774
                                                                                         -----------
                                                                                          66,863,897
                                                                                         -----------
     TOTAL FIXED RATE MORTGAGE-
       RELATED SECURITIES
          (Cost $81,441,763)                                                              83,278,270
U.S. TREASURY OBLIGATIONS............................     3.2%
  U.S. Treasury Notes
      5.375%                                                        06/30/03     2,000     2,090,000
      6.625%                                                        05/15/07     1,000     1,136,406
                                                                                         -----------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $3,018,731)                                                                3,226,406
AGENCY OBLIGATIONS...................................    11.1%
  Fannie Mae
      5.75%                                                         04/15/03     1,000     1,038,594
  Freddie Mac
      5.75%                                                         04/15/08     1,000     1,038,281
  Freddie Mac -- discount notes
      5.42%                                                         11/02/98     9,000     8,998,645
                                                                                         -----------
     TOTAL AGENCY OBLIGATIONS
          (Cost $11,063,929)                                                              11,075,520
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                        PERCENTAGE
                                                          OF NET                 PAR
                                                          ASSETS     MATURITY   (000)       VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT..................................      1.8%
  Lanston (Aubrey G.) & Co., Inc.
       5.35% (Agreement dated 10/30/98, to be
     repurchased at $1,807,806 on 11/02/98;
     collateralized by $1,727,000 U.S. Treasury Notes,
     7.750%, due 11/30/99. The market value of the
     collateral is $1,842,624.)
          (Cost $1,807,000)                                          11/02/98   $1,807   $ 1,807,000
                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES.......................     99.9%
  (Cost $97,331,423)*                                                                     99,387,196
OTHER ASSETS IN EXCESS OF LIABILITIES.................      0.1%                              51,230
                                                                                         -----------
Net Assets applicable to 10,292,181 Shares of
  Common Stock issued and outstanding.................    100.0%                         $99,438,426
                                                                                         ===========
Net Asset Value, offering and redemption
  price per share ($99,438,426 / 10,292,181)                                                   $9.66
                                                                                         ===========

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is identical. At October 31, 1998, the net unrealized appreciation for tax purposes for all securities of $2,055,773 consists of gross unrealized appreciation of $2,066,228 and gross unrealized depreciation of ($10,455).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES..............      77.8%
  Collateralized Mortgage Obligations
     Freddie Mac
        6.00%                                                       03/01/13   $ 4,780   $ 4,801,140
        6.00%                                                       04/01/13     4,848     4,869,272
        6.00%                                                       08/01/13     3,931     3,948,429
        5.50%                                                       10/01/13     2,020     1,996,644
                                                                                         -----------
                                                                                          15,615,485
     Government National Mortgage Association
        9.00%, due 11/15/04 to 10/15/21                                          3,841     4,094,195
       10.00%                                                       03/15/19       343       370,259
        7.50%                                                       02/15/24    11,306    11,652,472
        8.50%                                                       06/15/24     1,433     1,514,487
        7.00%                                                       04/15/27    14,244    14,573,164
        7.50%                                                       06/15/27     3,734     3,848,376
        6.00%                                                       04/15/28     4,939     4,894,293
        6.00%                                                       06/15/28     2,967     2,939,938
                                                                                         -----------
                                                                                          43,887,184
     CMC Securities Corp. 1993-E S5
        6.00%                                                       11/25/08     2,865     2,868,601
                                                                                         -----------
     TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
          (Cost $59,914,382)                                                              62,371,270
U.S. TREASURY OBLIGATIONS...........................       5.3%
  U.S. Treasury Notes
        6.25%                                                       08/31/02     2,000     2,127,812
        5.50%                                                       05/31/03     2,000     2,095,313
                                                                                         -----------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $3,998,209)                                                                4,223,125
AGENCY OBLIGATIONS..................................      15.1%
  Fannie Mae
        5.75%                                                       04/15/03     2,000     2,077,187
  Freddie Mac -- discount notes
        5.42%                                                       11/02/98    10,000     9,998,494
                                                                                         -----------
     TOTAL AGENCY OBLIGATIONS
          (Cost $12,033,368)                                                              12,075,681
----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT................................       1.8%
  Lanston (Aubrey G.) & Co., Inc.
       5.35% (Agreement dated 10/30/98, to be
     repurchased at $1,492,665 on 11/02/98;
     collateralized by $1,478,000 U.S. Treasury
     Notes, 6.00%, due 06/30/99. The market value of
     the collateral is $1,522,199.)
          (Cost $1,492,000)                                         11/02/98   $ 1,492   $ 1,492,000
                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES.....................     100.0%
  (Cost $77,437,959)*                                                                     80,162,076
OTHER ASSETS IN EXCESS OF LIABILITIES...............       0.0%                               11,600
                                                                                         -----------
Net Assets applicable to 7,470,078 Shares of Common
  Stock issued and outstanding......................     100.0%                          $80,173,676
                                                                                         -----------
                                                                                         -----------
Net Asset Value, offering and redemption price per
  share ($80,173,676 / 7,470,078)                                                             $10.73
                                                                                             -------
                                                                                             -------

--------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is identical. At October 31, 1998, the net unrealized appreciation for tax purposes for all securities of $2,724,117 consists of gross unrealized appreciation of $2,732,987 and gross unrealized depreciation of ($8,870).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                                                   U.S.
                                                    SHORT U.S.    ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                         MONEY      GOVERNMENT   RATE MORTGAGE     MORTGAGE      MORTGAGE
                                         MARKET     SECURITIES       (ARM)        SECURITIES    SECURITIES
                                       PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income................   $3,216,498   $6,952,312    $52,278,222     $6,029,212    $4,840,484
                                       ----------   ----------    -----------     ----------    ----------
     Operating expenses:
       Investment advisory fee......       88,200      274,793      3,800,480        317,060       172,762
       Distribution fee.............       88,200      164,876      2,111,378        135,883       103,657
       Administration fee...........       20,308       38,389        293,520         31,313        24,145
       Custodian fee................       14,780       27,462        171,581         23,167        36,087
       Directors' fees..............        4,049        7,940         57,591          4,842         6,642
       Transfer agent fee...........        4,649        5,683         24,865          2,599         1,927
       Legal........................        4,347        7,660         57,276          4,857         6,086
       Audit........................        4,303        8,879         57,747          6,343         5,096
       Other........................        6,571       10,543         63,537          8,280         7,656
                                       ----------   ----------    -----------     ----------    ----------
                                          235,407      546,225      6,637,975        534,344       364,058
       Fee waivers..................      (88,200)           0     (2,533,653)       (90,589)            0
                                       ----------   ----------    -----------     ----------    ----------
          Total expenses............      147,207      546,225      4,104,322        443,755       364,058
                                       ----------   ----------    -----------     ----------    ----------
          Net investment income.....    3,069,291    6,406,087     48,173,900      5,585,457     4,476,426
                                       ----------   ----------    -----------     ----------    ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Net realized gain/(loss).......        3,155      410,614     (1,301,927)       545,001       439,413
     Net change in unrealized
       appreciation/depreciation of
       investments..................            0      859,220     (5,972,441)        97,888        98,398
                                       ----------   ----------    -----------     ----------    ----------
          Net gain (loss) on
            investments.............        3,155    1,269,834     (7,274,368)       642,889       537,811
                                       ----------   ----------    -----------     ----------    ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................   $3,072,446   $7,675,921    $40,899,532     $6,228,346    $5,014,237
                                       ==========   ==========    ===========     ==========    ==========

----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 1998 AND 1997

------------------------------------------------------------------------------------------------------
                                                  MONEY MARKET                SHORT U.S. GOVERNMENT
                                                    PORTFOLIO                 SECURITIES PORTFOLIO
                                          ------------------------------------------------------------
                                              1998            1997             1998           1997
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..............  $   3,069,291   $   2,846,374    $  6,406,087   $  8,100,472
     Net realized gain/(loss)...........          3,155             -0-         410,614        278,080
     Net change in unrealized
       appreciation/depreciation of
       investments......................            -0-             -0-         859,220       (885,159)
                                          -------------   -------------    ------------   ------------
       Net increase in net assets
          resulting from operations.....      3,072,446       2,846,374       7,675,921      7,493,393
                                          -------------   -------------    ------------   ------------
  Dividends paid to stockholders:
     From net investment income.........     (3,069,291)     (2,846,374)     (6,406,087)    (8,100,472)
     In excess of net investment
       income...........................            -0-             -0-             -0-            -0-
                                          -------------   -------------    ------------   ------------
       Total dividends paid to
          stockholders..................     (3,069,291)     (2,846,374)     (6,406,087)    (8,100,472)
                                          -------------   -------------    ------------   ------------
  Capital share transactions:
     Proceeds from sale of shares.......    579,105,309     486,765,190      35,353,289     19,652,214
     Shares issued to stockholders in
       reinvestment of dividends........      2,507,356       2,693,813       4,240,979      5,022,539
     Cost of shares repurchased.........   (571,275,124)   (510,838,655)    (38,927,316)   (88,655,596)
                                          -------------   -------------    ------------   ------------
       Net increase (decrease) in net
          assets from capital share
          transactions..................     10,337,541     (21,379,652)        666,952    (63,980,843)
                                          -------------   -------------    ------------   ------------
       Total increase (decrease) in net
          assets........................     10,340,696     (21,379,652)      1,936,786    (64,587,922)
Net Assets:
  Beginning of year.....................     48,104,070      69,483,722     112,303,692    176,891,614
                                          -------------   -------------    ------------   ------------
  End of year...........................  $  58,444,766   $  48,104,070    $114,240,478   $112,303,692
                                          =============   =============    ============   ============

------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           INTERMEDIATE
         ADJUSTABLE RATE               MORTGAGE SECURITIES              U.S. GOVERNMENT
    MORTGAGE (ARM) PORTFOLIO                PORTFOLIO            MORTGAGE SECURITIES PORTFOLIO
-----------------------------------------------------------------------------------------------
        1998            1997           1998           1997            1998            1997
-----------------------------------------------------------------------------------------------

    $  48,173,900   $  43,701,797   $ 5,585,457   $  5,583,888    $  4,476,426     $ 3,842,799
       (1,301,927)        184,116       545,001        595,694         439,413         (38,770)

       (5,972,441)      2,696,420        97,888        172,901          98,398         853,710
    -------------   -------------   -----------   ------------    ------------     -----------
       40,899,532      46,582,333     6,228,346      6,352,483       5,014,237       4,657,739
    -------------   -------------   -----------   ------------    ------------     -----------
      (48,173,900)    (43,701,797)   (5,585,457)    (5,583,888)     (4,476,426)     (3,842,799)
              -0-             -0-      (297,387)           -0-        (136,992)            -0-
    -------------   -------------   -----------   ------------    ------------     -----------
      (48,173,900)    (43,701,797)   (5,882,844)    (5,583,888)     (4,613,418)     (3,842,799)
    -------------   -------------   -----------   ------------    ------------     -----------
      442,702,401     369,577,662    26,122,562      3,564,826      38,684,773       1,000,000
       28,898,086      22,808,370     2,835,707      2,421,791       2,328,362       1,756,929
     (320,110,598)   (439,948,534)   (7,847,475)   (21,062,258)    (14,812,400)     (7,266,534)
    -------------   -------------   -----------   ------------    ------------     -----------

      151,489,889     (47,562,502)   21,110,794    (15,075,641)     26,200,735      (4,509,605)
    -------------   -------------   -----------   ------------    ------------     -----------
      144,215,521     (44,681,966)   21,456,296    (14,307,046)     26,601,554      (3,694,665)
      751,334,204     796,016,170    77,982,130     92,289,176      53,572,122      57,266,787
    -------------   -------------   -----------   ------------    ------------     -----------
    $ 895,549,725   $ 751,334,204   $99,438,426   $ 77,982,130    $ 80,173,676     $53,572,122
    =============   =============   ===========   ============    ============     ===========

-----------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                          YEAR ENDED OCTOBER 31,
                                          -------------------------------------------------------
                                           1998        1997        1996        1995        1994
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year......  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                          -------     -------     -------     -------     -------
Income from investment operations:
----------------------------------------
  Net investment income.................    .0523       .0513       .0516       .0547       .0346
  Net realized and unrealized gain
     (loss) on investments..............      -0-         -0-         -0-         -0-         -0-
                                          -------     -------     -------     -------     -------
       Total from investment
          operations....................    .0523       .0513       .0516       .0547       .0346
                                          -------     -------     -------     -------     -------
Less distributions:
--------------------
  Dividends paid to stockholders from
     net investment income..............   (.0523)     (.0513)     (.0516)     (.0547)     (.0346)
                                          -------     -------     -------     -------     -------
Net asset value, end of year............  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                          =======     =======     =======     =======     =======
Total return............................    5.35%       5.25%       5.29%       5.60%       3.51%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)....  $58,445     $48,104     $69,484     $36,869     $82,969
  Ratio of expenses to average net
     assets.............................    0.25%(1)    0.26%(1)    0.24%(1)    0.24%(1)    0.40%(1)
  Ratio of net investment income to
     average net assets.................    5.22%       5.14%       5.15%       5.40%       3.34%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Money Market Portfolio for the years ended October 31, 1998, 1997, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .40%, .41%, .39%, .39%, and .42%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                1998       1997       1996       1995       1994
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $  10.55   $  10.56   $  10.68   $  10.45   $  10.89
                                              --------   --------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.....................     .6144      .6273      .6370      .6746      .5396
  Net realized and unrealized gain (loss) on
   investments..............................     .1100     (.0100)    (.1200)     .2300     (.4400)
                                              --------   --------   --------   --------   --------
       Total from investment operations.....     .7244      .6173      .5170      .9046      .0996
                                              --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders from net
     investment income......................    (.6144)    (.6273)    (.6370)    (.6746)    (.5396)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $  10.66   $  10.55   $  10.56   $  10.68   $  10.45
                                              ========   ========   ========   ========   ========
Total return................................     7.08%      6.04%      4.99%      8.94%      0.95%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........  $114,240   $112,304   $176,892   $167,343   $179,740
  Ratio of expenses to average net assets...     0.50%      0.50%      0.48%      0.49%      0.47%
  Ratio of net investment income to average
     net assets.............................     5.83%      5.97%      6.02%      6.42%      5.04%
  Portfolio turnover rate...................       84%        75%        69%       112%       195%

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                              YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------
                                                1998       1997       1996       1995        1994
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $   9.99   $   9.95   $   9.94   $   9.78   $    10.02
                                              --------   --------   --------   --------   ----------
Income from investment operations:
------------------------------------------
  Net investment income.....................     .5676      .6036      .5958      .6035        .4396
  Net realized and unrealized gain (loss) on
     investments............................    (.0800)     .0400      .0100      .1600       (.2400)
                                              --------   --------   --------   --------   ----------
       Total from investment operations.....     .4876      .6436      .6058      .7635        .1996
                                              --------   --------   --------   --------   ----------
Less distributions:
--------------------
  Dividends paid to stockholders from net
     investment income......................    (.5676)    (.6036)    (.5958)    (.6035)      (.4396)
                                              --------   --------   --------   --------   ----------
Net asset value, end of year................  $   9.91   $   9.99   $   9.95   $   9.94   $     9.78
                                              ========   ========   ========   ========   ==========
Total return................................     5.00%      6.65%      6.27%      8.02%        2.04%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........  $895,550   $751,334   $796,016   $891,538   $1,045,914
  Ratio of expenses to average net assets...     0.49%(1)    0.49%(1)    0.47%(1)    0.48%(1)      0.47%(1)
  Ratio of net investment income to average
     net assets.............................     5.70%      6.07%      6.01%      6.12%        4.40%
  Portfolio turnover rate...................       53%        74%        60%        68%          65%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Adjustable Rate Mortgage (ARM) Portfolio for the years ended October 31, 1998, 1997, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .79%, .79%, .77%, .78%, and .76%, respectively.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                              YEAR ENDED OCTOBER 31,
                                                 -------------------------------------------------
                                                  1998      1997      1996       1995       1994
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year.............  $  9.62   $  9.52   $  9.68   $   9.34   $  10.00
                                                 -------   -------   -------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income........................    .5932     .6245     .6101      .6211      .5407
  Net realized and unrealized gain (loss) on
     investments...............................    .0761     .1000    (.1600)     .3400     (.6600)
                                                 -------   -------   -------   --------   --------
       Total from investment operations........    .6693     .7245     .4501      .9611     (.1193)
                                                 -------   -------   -------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income..................   (.5932)   (.6245)   (.6101)    (.6211)    (.5407)
   In excess of net investment income..........   (.0361)      -0-       -0-        -0-        -0-
                                                 -------   -------   -------   --------   --------
       Total distributions to stockholders.....   (.6293)   (.6245)   (.6101)    (.6211)    (.5407)
                                                 -------   -------   -------   --------   --------
Net asset value, end of year...................  $  9.66   $  9.62   $  9.52   $   9.68   $   9.34
                                                 =======   =======   =======   ========   ========
Total return...................................    7.18%     7.90%     4.82%     10.63%     (1.18%)
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)...........  $99,438   $77,982   $92,289   $187,087   $213,427
  Ratio of expenses to average net assets......    0.49%(1)   0.49%(1)   0.44%(1)    0.38%(1)    0.39%(1)
  Ratio of net investment income to average
   net assets..................................    6.17%     6.58%     6.38%      6.55%      5.61%
  Portfolio turnover rate......................      69%      120%      133%       133%       358%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Intermediate Mortgage Securities Portfolio for the years ended October 31, 1998, 1997, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .59%, .59%, .58%, .58%, and .59%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                     -----------------------------------------------
                                                      1998      1997      1996      1995      1994
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year.................  $ 10.67   $ 10.51   $ 10.68   $ 10.23   $ 11.28
                                                     -------   -------   -------   -------   -------
Income from investment operations:
------------------------------------------
  Net investment income............................    .6947     .7344     .7479     .7703     .7296
  Net realized and unrealized gain (loss) on
   investments.....................................    .0877     .1600    (.1700)    .4500    (.9300)
                                                     -------   -------   -------   -------   -------
     Total from investment operations..............    .7824     .8944     .5779    1.2203    (.2004)
                                                     -------   -------   -------   -------   -------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income......................   (.6947)   (.7344)   (.7479)   (.7703)   (.7296)
   In excess of net investment income..............   (.0277)      -0-       -0-       -0-       -0-
   From net realized gains.........................      -0-       -0-       -0-       -0-    (.1200)
                                                     -------   -------   -------   -------   -------
     Total distributions to stockholders...........   (.7224)   (.7344)   (.7479)   (.7703)   (.8496)
                                                     -------   -------   -------   -------   -------
Net asset value, end of year.......................  $ 10.73   $ 10.67   $ 10.51   $ 10.68   $ 10.23
                                                     =======   =======   =======   =======   =======
Total return.......................................    7.58%     8.87%     5.63%    12.37%    (1.82%)
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)...............  $80,174   $53,572   $57,267   $62,258   $60,613
  Ratio of expenses to average net assets..........    0.53%     0.53%     0.52%     0.53%     0.51%
  Ratio of net investment income to average net
   assets..........................................    6.48%     7.01%     7.10%     7.39%     6.81%
  Portfolio turnover rate..........................      93%      135%      165%      177%      376%
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998

--------------------------------------------------------------------------------

Asset Management Fund, Inc. (the "Fund") consists of five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio.

A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Portfolio securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Directors. Short-term instruments maturing within 60 days of the valuation date are valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998

--------------------------------------------------------------------------------

B. Effective December 8, 1997, Shay Assets Management, Inc. (Adviser) (SAMI) became the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Directors of the Fund. Prior to December 8, 1997, the investment adviser was Shay Assets Management Co. (SAMC), a general partnership that consisted of two general partners, SAMI and ACB Assets Management, Inc. (ACBAM). ACBAM is an indirect wholly-owned subsidiary of America's Community Bankers.

  On December 8, 1997, SAMI purchased ACBAM's 50% interest in SAMC; SAMC was dissolved and its business (including investment advisory functions to the Fund), assets, and liabilities were transferred to SAMI. In anticipation of this transaction, the shareholders of the Fund approved a new investment advisory agreement between the Fund and SAMI on October 31, 1997. The terms of the new investment advisory agreement, including the duties, obligations, and compensation of the investment adviser, are substantially the same as those in the prior investment advisory agreement between the Fund and SAMC.

  SAMI and SISI paid all of the costs incurred by the Fund in connection with the above transaction, including preparation and distribution of proxy materials to shareholders, meetings of the Fund's shareholders and Board of Directors, legal fees, and other fees and expenses.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser voluntarily waived 100% of its fee for the year ended October 31, 1998. The waiver amounted to $88,200.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the year ended October 31, 1998. The waiver amounted to $1,689,102.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the year ended October 31, 1998. The waiver amounted to $90,589.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Effective December 8, 1997, Shay Financial Services, Inc. (Distributor) (SFSI) became the distributor to the Fund. The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Directors of the Fund. Prior to December 8, 1997, the distributor was Shay Financial Services Co. (SFSC), a general partnership that consisted of two general partners, SFSI and ACB Securities, Inc. (ACBS). ACBS is an indirect wholly-owned subsidiary of America's Community Bankers.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998

--------------------------------------------------------------------------------

  On December 8, 1997, SFSI purchased ACBS' 50% interest in SFSC; SFSC was dissolved and its business (including distribution functions to the Fund), assets, and liabilities were transferred to SFSI.

  As compensation for distribution services, the Fund pays a distribution fee monthly based upon an annual percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the year ended October 31, 1998. The waiver amounted to $844,551.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------

C. The Fund is authorized to issue 6 billion shares of common stock, par value $.001 per share, of which 4 billion shares are of the Money Market Portfolio and 500 million shares are of each of the other four Portfolios. On October 31, 1998, the number of stockholders holding 5% or more of a Portfolio were as follows: nine stockholders held approximately 60% of the outstanding shares of the Money Market Portfolio, three stockholders held approximately 21% of the outstanding shares of the Short U.S. Government Securities Portfolio, one stockholder held approximately 6% of the outstanding shares of the Adjustable Rate Mortgage (ARM) Portfolio, seven stockholders held approximately 62% of the outstanding shares of the Intermediate Mortgage Securities Portfolio, and seven stockholders held approximately 69% of the outstanding shares of the U.S. Government Mortgage Securities Portfolio. As of October 31, 1998, one of the directors had, through the institutions he serves as a director, shared voting power over approximately one percent of the shares of the Money Market Portfolio. Transactions in shares of the Fund for the years ended October 31, 1998 and 1997 were as follows:

---------------------------------------------------------------------------------------------------
                                                    MONEY MARKET             SHORT U.S. GOVERNMENT
                                                      PORTFOLIO              SECURITIES PORTFOLIO
                                             ------------------------------------------------------
                                                 1998           1997           1998         1997
---------------------------------------------------------------------------------------------------
Sale of shares.............................   579,105,309    486,765,190     3,349,648    1,867,392
Shares issued to stockholders in
  reinvestment of dividends................     2,507,356      2,693,813       401,904      478,395
Shares repurchased.........................  (571,275,124)  (510,838,655)   (3,688,922)  (8,454,686)
                                             ------------   ------------    ----------   ----------
Net increase (decrease)....................    10,337,541    (21,379,652)       62,630   (6,108,899)
Shares outstanding:
  Beginning of year........................    48,104,070     69,483,722    10,649,254   16,758,153
                                             ------------   ------------    ----------   ----------
  End of year..............................    58,441,611     48,104,070    10,711,884   10,649,254
                                             ============   ============    ==========   ==========
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                              ADJUSTABLE RATE MORTGAGE       INTERMEDIATE MORTGAGE
                                                   (ARM) PORTFOLIO           SECURITIES PORTFOLIO
                                             ------------------------------------------------------
                                                 1998           1997           1998         1997
---------------------------------------------------------------------------------------------------
Sale of shares.............................   44,393,930     37,029,209      2,703,534      374,952
Shares issued to stockholders in
  reinvestment of dividends................    2,901,025      2,288,259        294,785      255,226
Shares repurchased.........................  (32,108,808)   (44,121,340)      (811,362)  (2,216,650)
                                             -----------    -----------     ----------   ----------
Net increase (decrease)....................   15,186,147     (4,803,872)     2,186,957   (1,586,472)
Shares outstanding:
  Beginning of year........................   75,207,300     80,011,172      8,105,224    9,691,696
                                             -----------    -----------     ----------   ----------
  End of year..............................   90,393,447     75,207,300     10,292,181    8,105,224
                                             ===========    ===========     ==========   ==========
---------------------------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT MORTGAGE
                                                                SECURITIES PORTFOLIO
                                                              ------------------------
                                                                 1998         1997
--------------------------------------------------------------------------------------
Sale of shares..............................................   3,609,097       94,340
Shares issued to stockholders in reinvestment of
  dividends.................................................     217,980      167,732
Shares repurchased..........................................  (1,377,850)    (690,534)
                                                              ----------    ---------
Net increase (decrease).....................................   2,449,227     (428,462)
Shares outstanding:
  Beginning of year.........................................   5,020,851    5,449,313
                                                              ----------    ---------
  End of year...............................................   7,470,078    5,020,851
                                                              ==========    =========

--------------------------------------------------------------------------------

D. At October 31, 1998, Net Assets consisted of the following:

--------------------------------------------------------------------------------------------------------
                                          SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                          GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                          MONEY MARKET    SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                           PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------
Capital paid-in.........  $58,444,005    $118,480,506    $919,077,405     $111,138,294     $81,142,415
Accumulated net realized
  gains (losses)........          761      (7,050,541)    (27,013,693)     (13,755,641)     (3,692,856)
Net unrealized
  appreciation of
  investments...........            0       2,810,513       3,486,013        2,055,773       2,724,117
                          -----------    ------------    ------------     ------------     -----------
                          $58,444,766    $114,240,478    $895,549,725     $ 99,438,426     $80,173,676
                          ===========    ============    ============     ============     ===========
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998

--------------------------------------------------------------------------------

E. For tax purposes at October 31, 1998, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $7,048,358, of which $4,615,249 expires in 2002, $466,298 expires in 2003, and $1,966,811 expires in 2004. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $23,410,377, of which $236,741 expires in 2000, $5,932,937 expires in 2001,
$10,944,856 expires in 2002, $4,674,894 expires in 2003, $819,918 expires in
2004, and $801,031 expires in 2006.

The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $13,773,110, of which $9,526,290 expires in 2002, $1,932,691 expires in 2003, and $2,314,129 expires in 2004. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $3,902,019, of which $3,016,120 expires in 2002, $731,254 expires in 2003, $29,820 expires in 2004, and $124,825 expires in 2005. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------

F. For the year ended October 31, 1998, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:

-----------------------------------------------------------------------------------------------------
                                       SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                       GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                                       SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                                       PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------
Purchases:
  U.S. Government obligations         $ 84,998,816    $723,253,415     $ 80,141,361     $93,325,392
  Other securities                               0      89,458,633        3,817,812       2,992,383
                                      ------------    ------------     ------------     -----------
     Total purchases                  $ 84,998,816    $812,712,048     $ 83,959,173     $96,317,775
                                      ============    ============     ============     ===========
Sales and maturities:
  U.S. Government obligations         $ 85,629,295    $389,392,484     $ 57,961,492     $71,852,243
  Other securities                               0      28,116,677                0               0
                                      ------------    ------------     ------------     -----------
     Total sales and maturities       $ 85,629,295    $417,509,161     $ 57,961,492     $71,852,243
                                      ============    ============     ============     ===========
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Stockholders and Directors
of Asset Management Fund, Inc.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage
(ARM), Intermediate Mortgage Securities, and U.S. Government Mortgage Securities Portfolios of Asset Management Fund, Inc. (the "Fund") at October 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 4, 1998

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund, Inc., including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR, TRANSFER AGENT
  AND SHAREHOLDER SERVICE AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
PNC Bank
17th & Chestnut Streets
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA 19103
DIRECTORS AND OFFICERS
Richard M. Amis
Director

Arthur G. De Russo
Director

David F. Holland
Director

Gerald J. Levy
Director and Vice Chairman

Rodger D. Shay
Director and Chairman

Edward E. Sammons, Jr.
President and Treasurer

Robert T. Podraza
Vice President and Assistant Treasurer

Daniel K. Ellenwood
Secretary

Doris J. Pavel
Assistant Secretary